Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Entity Central Index Key	0001595386
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000138493 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Class Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Trading Symbol	PDBC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$26	0.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.44%	[1],[2]
Net Assets	$ 6,339,002,002
Holdings Count | Holding	38
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$6,339,002,002
Total number of portfolio holdings	38

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Risk allocation by sector*
(% of net assets)
Energy	51.0%
Agriculture	24.3%
Precious Metals	13.4%
Base Metals	11.3%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

C000234823 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Class Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Trading Symbol	EVMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF	$25	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[3],[4]
Net Assets	$ 5,674,126
Holdings Count | Holding	10
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$5,674,126
Total number of portfolio holdings	10

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Risk allocation by base metal*
(% of net assets)
Aluminum	27.3%
Nickel	26.7%
Copper	22.9%
Cobalt	16.7%
Lithium	3.6%
Iron Ore	2.8%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

C000237566 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Agriculture Commodity Strategy No K-1 ETF
Class Name	Invesco Agriculture Commodity Strategy No K-1 ETF
Trading Symbol	PDBA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Agriculture Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Agriculture Commodity Strategy No K-1 ETF	$23	0.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[5],[6]
Net Assets	$ 325,942,814
Holdings Count | Holding	15
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$325,942,814
Total number of portfolio holdings	15

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Risk allocation by agriculture commodity*
(% of net assets)
Live Cattle	14.4%
Corn	14.1%
Soybeans	12.9%
Lean Hogs	10.5%
Wheat	7.0%
Feeder Cattle	6.9%
Bean Oil	6.7%
Sugar	6.2%
KC Wheat	5.7%
Cotton	4.6%
Soybean Meal	4.5%
Coffee	3.6%
Cocoa	2.9%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.